Dividends	12 Months Ended
Dec. 31, 2024
Dividend [Abstract]
Dividends
48.	Dividends
On March 7, 2022, the Company’s board of directors approved and declared a cash dividend of USD0.68 per ordinary share based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on April 8, 2022, which amounting to 1,144,226,418 shares. This annual dividend was paid in April 2022.
On August 3, 2022, the Company’s board of directors approved an interim cash dividend of USD0.34 per ordinary share for the six-month
period ended June 30, 2022, based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on October 13, 2022, which amounting to 1,145,926,797 shares. The interim dividend was paid in October 2022.
On March 13, 2023, the Company’s board of directors approved an interim cash dividend of USD0.1 per ordinary share for the six-month
period ended December 31, 2022, based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on April 7, 2023, which amounting to 1,146,108,643 shares. The interim dividend was paid in April 2023.
On August 22, 2023, the Company’s board of directors approved an interim cash dividend of USD0.078 per ordinary share for the six-month
period ended June 30, 2023, based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on October 12, 2023, which amounting to 1,146,282,721 shares. The interim dividend was paid in October 2023.
On March 13, 2024, the Company’s board of directors approved an interim cash dividend of USD0.1 per ordinary share for the six-month
period ended December 31, 2023, based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on April 7, 2024, which amounting to 1,146,108,643 shares. The interim dividend was paid in April 2024.
On March 21, 2024, the Company’s board of directors approved a special dividend of USD1.21 per ordinary share or USD2.42 per ADS based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on June 4, 2024. Under the Scrip Dividend Scheme, holders of Shares have the following choices in respect of the Special Dividend, cash of USD
1.21 per Share or an allotment of such number of new Shares equal to, save for adjustment for fractions, the amount of the Special Dividend which holders of Shares would otherwise be entitled to receive in cash, divided by the Reference Price per Share. Based on the election for scrip dividend under the Lufax Scrip Dividend Scheme, a total of
586,176,878
new Lufax Shares (including Lufax Shares underlying Lufax ADSs) were allotted and issued as the Lufax Special Dividend. Among these new Lufax Shares,
305,989,352 new Lufax Shares and 203,890,905
new Lufax Shares were allotted and issued

to
An Ke and PAOH.
The dividend declarations triggered an anti-dilution adjustment to the conversion price. The optionally convertible promissory notes was fully repaid on September 30, 2023 and as of December 31, 2024, the adjusted conversion prices of the Notes were USD2.32 per ordinary share following the dividend declarations.